As filed with the Securities and Exchange Commission on January 21, 2016
================================================================================
                                            1933 Act Registration No. 333-174332
                                             1940 Act Registration No. 811-22559

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 137                                             [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 139                                                            [X]


                      FIRST TRUST EXCHANGE-TRADED FUND IV
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Exchange-Traded Fund IV
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on February 19, 2016 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 137

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:


      The Facing Sheet

      The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 104, as it relates to First Trust Strategic Floating Rate ETF, a series of the Registrant, until February 19, 2016. Parts A, B and C of the Registrant's Post-Effective Amendment No. 104 under the Securities Act of 1933 as it relates to First Trust Strategic Floating Rate ETF, filed on January 29, 2015, are incorporated by reference herein.

      Part C - Other Information

      Signatures

      Index to Exhibits

      Exhibits

                      First Trust Exchange-Traded Fund IV
                           PART C - OTHER INFORMATION


ITEM 28. EXHIBITS


EXHIBIT NO. DESCRIPTION

      (a) (1) Declaration of Trust of the Registrant and Establishment and Designation of Series Attached Thereto as Schedule A. (1)

            (2) Amended and Restated Establishment and Designation of Series, dated June 16, 2015. (6)

      (b)   By-Laws of the Registrant. (1)

      (c)   Not applicable.

      (d) (1) Investment Management Agreement by and between the Registrant and First Trust Advisors L.P. dated July 25, 2014. (5)

            (2) Investment Management Agreement by and between the Registrant and First Trust Advisors L.P. dated October 27, 2015. (7)

            (3) Amended Schedule A to the Investment Management Agreement by and between the Registrant and First Trust Advisors L.P.(9)

      (e) (1) Distribution Agreement by and between the Registrant and First Trust Portfolios L.P. dated June 15, 2012. (3)

            (2) Exhibit A to Distribution Agreement by and between the Registrant and First Trust Portfolios L.P. (7)

      (f)   Not applicable.

      (g) Form of Custody Agreement between the Registrant and Brown Brothers Harriman Co. (7)

      (h) Form of Administrative Agency Agreement between the Registrant and Brown Brothers Harriman Co. (7)

      (i)   Not applicable.

      (j)   Not applicable.

      (k)   Not applicable.

      (l)   Not applicable.

      (m)   (1) 12b-1 Distribution and Service Plan. (2)

            (2) Exhibit A to 12b-1 Distribution and Service Plan. (9)

      (n)   Not Applicable.

      (o)   Not Applicable.

      (p) (1) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on July 1, 2013. (4)

            (2) First Trust Funds Code of Ethics, amended on October 30, 2013.
            (4)

      (q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec and Keith authorizing James A. Bowen, Mark R. Bradley, W. Scott Jardine, Kristi A. Maher and Eric F. Fess to execute the Registration Statement. (1)

---------------------------

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-174332) filed on May 19, 2011.

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-174332) filed on June 14, 2012.

(3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-174332) filed on March 21, 2013.

(4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-174332) filed on July 11, 2014.

(5) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-174332) filed on August 1, 2014.

(6) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-174332) filed on August 27, 2015.

(7) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-174332) filed on October 27, 2015.

(8) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-174332) filed on November 2, 2015.

(9)   Filed herewith.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      Not Applicable.

ITEM 30. INDEMNIFICATION

      Section 9.5 of the Registrant's Declaration of Trust provides as follows:

      Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

      No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

      The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

      Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

      To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      First Trust Advisors L.P. ("First Trust"), investment adviser to the Registrant, serves as adviser or sub-adviser to various other open-end and closed-end management investment companies and is the portfolio supervisor of certain unit investment trusts. The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). The principal address for all these investment companies, First Trust, FTP and the persons below is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

       A description of any business, profession, vocation or employment of a substantial nature in which the officers of First Trust who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under "Management of the Fund" in the Statement of Additional Information. Such information for the remaining senior officers of First Trust appears below:

NAME AND POSITION WITH FIRST TRUST          EMPLOYMENT DURING PAST TWO YEARS

Andrew S. Roggensack, President             Managing Director and President,
                                            First Trust

R. Scott Hall, Managing Director            Managing Director, First Trust

Ronald D. McAlister, Managing Director      Managing Director, First Trust

David G. McGarel, Chief Investment          Managing Director (since July 2012);
Officer and Managing Director               Senior Vice President, First Trust

Kathleen Brown, Chief Compliance            Chief Compliance Officer and Senior
Officer and Senior Vice President           Vice President, First Trust

Brian Wesbury, Chief Economist and          Chief Economist and Senior Vice
Senior Vice President                       President, First Trust

ITEM 32. PRINCIPAL UNDERWRITER

      (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund V, First Trust Exchange Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded AlphaDEX(R) Fund, First Trust Exchange-Traded AlphaDEX(R) Fund II, First Trust Variable Insurance Trust and First Trust Series Fund. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series

(formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds and the First Trust GNMA.

      (b)

NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND
The Charger Corporation                   General Partner                     None

Grace Partners of DuPage L.P.             Limited Partner                     None

James A. Bowen                            Chief Executive Officer and         Trustee and Chairman of the Board
                                          Managing Director

James M. Dykas                            Chief Operating Officer,            President and Chief Executive
                                          Controller and Managing Director    Officer

Frank L. Fichera                          Managing Director                   None

Russell J. Graham                         Managing Director                   None

R. Scott Hall                             Managing Director                   None

W. Scott Jardine                          General Counsel, Secretary and      Secretary
                                          Managing Director

Daniel J. Lindquist                       Managing Director                   Vice President

Ronald D. McAlister                       Managing Director                   None

David G. McGarel                          Managing Director                   None

Richard A. Olson                          Managing Director                   None

Marisa Bowen                              Managing Director                   None

Andrew S. Roggensack                      President and Managing Director     None

Kristi A. Maher                           Deputy General Counsel              Chief Compliance Officer and
                                                                              Assistant Secretary

* All addresses are
120 East Liberty Drive,
Wheaton, Illinois 60187.

      (c) Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

      First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

ITEM 34. MANAGEMENT SERVICES

      Not Applicable.

ITEM 35. UNDERTAKINGS

      Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 21st day of January, 2016.

                                            FIRST TRUST EXCHANGE-TRADED FUND IV

                                            By: /s/ James M. Dykas
                                                ------------------------------
                                                James M. Dykas, President and
                                                Chief Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


SIGNATURE                        TITLE                        DATE

                                 President and Chief          January 21, 2016
/s/ James M. Dykas               Executive Officer
----------------------------
    James M. Dykas

                                 Treasurer, Chief             January 21, 2016
                                 Financial Officer and
/s/ Donald P. Swade              Chief Accounting Officer
----------------------------
    Donald P. Swade


                                                  )
James A. Bowen*                           Trustee )
                                                  )
                                                  )
Richard E. Erickson*                      Trustee )
                                                  )  BY: /s/ W. Scott Jardine
                                                  )      --------------------
Thomas R. Kadlec*                         Trustee )      W. Scott Jardine
                                                  )      Attorney-In-Fact
                                                  )      January 21, 2016
Robert F. Keith*                          Trustee )
                                                  )
                                                  )
Niel B. Nielson*                          Trustee )
                                                  )

* Original powers of attorney authorizing W. Scott Jardine, James M. Dykas, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and are filed herewith.

                               INDEX TO EXHIBITS

(q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec and Keith authorizing W. Scott Jardine, James M. Dykas, Kristi A. Maher and Eric F. Fess to execute the Registration Statement.